Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories, Net [Abstract]
Raw materials	$ 85,527,313	$ 37,247,442
Finished goods	46,600,889	17,247,048
Goods in transit	0	25,491,587
Total inventories, net	$ 132,128,202	$ 79,986,077